Note 4 - Long-term Loans (Details Textual) $ in Thousands, ¥ in Millions	Mar. 28, 2019 USD ($)	Dec. 31, 2019 USD ($)	Mar. 28, 2019 CNY (¥)	Jan. 21, 2019 USD ($)	Jan. 21, 2019 CNY (¥)
Long-term Debt, Total		$ 1,436
Loan Arrangement with Third Party [Member]
Long-term Debt, Total				$ 1,493	¥ 10
Debt Instrument, Interest Rate, Stated Percentage				15.00%	15.00%
Term Loan [Member] | China Construction Bank [Member]
Long-term Debt, Total	$ 1,493		¥ 10
Debt Instrument, Term (Year)	3 years
Term Loan [Member] | China Construction Bank [Member] | Three Yearr Loan Interest Rate Quoted by People's Bank of China [Member]
Debt Instrument, Annual Interest Rate Based on Variable Rate	120.00%